Change in reporting and functional currency (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure of Change in Reporting and Functional Currency [Abstract]
Disclosure of information about consolidated statements of financial position [Table Text Block]

Consolidated Statements of Financial Position

	April 30, 2025		May 1, 2024
	As previously reported, CAD$000	As restated, USD$000	As previously reported, CAD$000	As restated, USD$000
Cash and cash equivalents	132,617	96,016	37,548	27,316
Other current assets	30,390	22,002	18,210	13,256
Non-current assets	251,936	182,405	217,024	157,987
Total assets	414,943	300,423	272,782	198,559
Current liabilities	4,785	3,464	3,676	2,676
Non-current liabilities	1,607	1,164	-	-
Total liabilities	6,392	4,628	3,676	2,676

Share capital	421,293	320,764	270,775	211,498
Shares to be issued	8,459	5,813	883	654
Reserves	45,457	34,998	36,573	28,647
Accumulated other comprehensive income	8,913	(7,693)	21,927	2,567
Deficit	(75,571)	(58,087)	(61,051)	(47,483)
Total shareholders' equity	408,551	295,795	269,107	195,883

Disclosure of information about consolidated statements of loss and comprehensive loss [Table Text Block]

Consolidated Statements of Loss and Comprehensive Loss

	April 30, 2025
	As previously reported, CAD$000	As restated, USD$000
Net loss for the year	(7,851)	(5,820)
Other comprehensive loss	(13,014)	(10,260)
Total comprehensive loss	(20,865)	(16,080)
Basic and diluted loss per share	(0.03)	(0.02)